Related Party Transactions - Related party balances (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)
Related Party Transactions
Amounts due from related parties	¥ 3,449,126	$ 508,001	¥ 2,365,528
Amounts due to related parties	3,298,767	485,856	¥ 1,502,892
Tencent Group
Related Party Transactions
Amounts due from related parties	2,959,416	435,875		¥ 1,905,793
Amounts due to related parties	3,295,768	485,414		1,502,892
Ningbo Hexin Equity Investment Partnership
Related Party Transactions
Amounts due from related parties	¥ 459,632	$ 67,696		¥ 459,632